UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07458

Tweedy, Browne Fund Inc.
(Exact name of registrant as specified in charter)

One Station Place, 5th Floor
Stamford, CT 06902
(Address of principal executive offices) (Zip code)

Elise M. Dolan
Tweedy, Browne Company LLC
One Station Place, 5th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:  203-703-0600

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Tweedy, Browne Fund INC.

Semi-Annual Report

TWEEDY, BROWNE GLOBAL VALUE FUND (TBGVX)
TWEEDY, BROWNE GLOBAL VALUE FUND II – CURRENCY UNHEDGED (TBCUX)
TWEEDY, BROWNE VALUE FUND (TWEBX)
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)

September 30, 2019

TWEEDY, BROWNE FUND INC.

TWEEDY, BROWNE FUND INC.

Tweedy, Browne Global Value Fund

Tweedy, Browne Global Value Fund II – Currency Unhedged

Tweedy, Browne Value Fund

Tweedy, Browne Worldwide High Dividend Yield Value Fund

SEMI-ANNUAL REPORT

September 30, 2019

TWEEDY, BROWNE FUND INC.

Expense Information (Unaudited)

A shareholder of the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the “Funds”) incurs two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand the ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2019 to September 30, 2019.

Actual Expenses. The first part of the table presented below, under the heading “Actual Expenses,” provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Hypothetical Example for Comparison Purposes. The second part of the table presented below, under the heading “Hypothetical Expenses,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight a shareholder’s ongoing costs only and do not reflect redemption fees. Prior to July 29, 2019, redemptions from the Global Value Fund, the Global Value Fund II – Currency Unhedged and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, made less than 15 days after purchase were subject to a redemption fee equal to 2% of the redemption proceeds, which was retained by the Funds. Effective July 29, 2019, redemption fees are no longer charged. There are no other transactional expenses associated with the purchase and sale of shares charged by any of the Funds, such as commissions, sales loads and/or redemption fees on shares held longer than 14 days. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder’s costs (if the shareholder redeemed during the applicable redemption period) would have been higher.

	Actual Expenses			Hypothetical Expenses (5% Return before Expenses)

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period* 4/1/19 – 9/30/19	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period* 4/1/19 – 9/30/19	Annualized Expense Ratio
Global Value Fund	$1,000.00	$1,028.20	$6.90	$1,000.00	$1,018.20	$6.86	1.36%
Global Value Fund II – Currency Unhedged	$1,000.00	$1,004.60	$6.77	$1,000.00	$1,018.25	$6.81	1.35%
Value Fund	$1,000.00	$1,012.70	$6.79	$1,000.00	$1,018.25	$6.81	1.35%
Worldwide High Dividend Yield Value Fund	$1,000.00	$1,034.50	$6.82	$1,000.00	$1,018.30	$6.76	1.34%

*

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183), divided by 366 (to reflect the one-half year period).

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2019 (Unaudited)

Shares		Value*

COMMON STOCKS—86.3%

	Canada—1.6%
89,692	E-L Financial Corp., Ltd.	$50,878,532
1,489,895	National Bank of Canada	74,179,666

		125,058,198

	Chile—1.6%
11,604,531	Antofagasta plc	128,559,482

	China—1.3%
793,323	Baidu Inc., Sponsored ADR(a)	81,521,871
632,525	Sina Corp.(a)	24,788,655

		106,310,526

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	1,615,199

	France—14.4%
11,392,920	Bollore SA	47,223,123
865,012	Cie Generale des Etablissements Michelin	96,567,199
6,011,377	CNP Assurances	116,195,751
2,371,247	Safran SA	373,423,706
5,957,840	SCOR SE	246,105,311
2,774,193	Tarkett SA	41,041,579
4,451,890	Total SA	232,408,208

		1,152,964,877

	Germany—6.9%
3,511,394	Axel Springer SE	241,172,429
1,747,030	Henkel AG & Co., KGaA	159,987,921
647,607	Krones AG	39,148,996
42,354	KSB SE & Co., KGaA	13,205,900
377,440	Muenchener Rueckversicherungs AG	97,686,867

		551,202,113

	Hong Kong—1.0%
26,265,000	Emperor Entertainment Hotel, Ltd.	5,126,087
5,639,882	Great Eagle Holdings, Ltd.	19,280,664
15,995,508	Hang Lung Group, Ltd.	39,828,599
434,500	Jardine Strategic Holdings, Ltd.	12,982,860
59,000	Miramar Hotel & Investment	110,332
2,561,000	Tai Cheung Holdings, Ltd.	2,054,837

		79,383,379

	Italy—0.7%
144,268	Buzzi Unicem SpA	3,309,202
4,763,086	SOL SpA(c)	55,354,531

		58,663,733

	Japan—1.4%
2,111,900	Ebara Corp.	56,219,627
57,600	Konishi Co., Ltd.	785,055
1,433,800	NGK Spark Plug Co., Ltd.	27,302,895
164,400	Nippon Kanzai Co., Ltd.	2,840,017
193,700	Shizuoka Gas Co., Ltd.	1,641,723
1,801,700	Zeon Corp.	21,955,484

		110,744,801

Shares		Value*

	Mexico—0.4%
516,608	Coca-Cola Femsa SA de CV, Sponsored ADR(d)	$31,316,777

	Netherlands—6.6%
3,138,711	Heineken Holding NV	312,584,491
4,527,813	Royal Dutch Shell plc, Class A	132,784,783
1,369,620	Unilever NV	82,348,018

		527,717,292

	Singapore—4.7%
11,470,201	DBS Group Holdings, Ltd.	207,357,745
9,208,541	United Overseas Bank, Ltd.	170,866,413

		378,224,158

	South Korea—1.3%
319,975	Chokwang Paint, Ltd.	1,655,850
144,547	Hankook Technology Group Co., Ltd.	1,728,063
210,000	Hyundai Mobis Co., Ltd.	44,241,943
131,339	Kangnam Jevisco Co., Ltd.	2,476,023
815,800	LG Corp.	47,741,504
132,553	Samchully Co., Ltd.	9,352,902

		107,196,285

	Spain—0.3%
3,326,849	Mediaset España Comunicacion SA	21,449,736

	Sweden—0.4%
2,030,942	Trelleborg AB, Class B	28,526,120

	Switzerland—15.2%
218,165	Coltene Holding AG	17,809,387
3,558,380	Nestle SA, Registered	386,402,634
80	Neue Zuercher Zeitung(a)	401,143
2,712,200	Novartis AG, Registered	235,384,634
68,178	Phoenix Mecano AG(c)	26,665,416
875,310	Roche Holding AG	254,960,427
429,703	Tamedia AG	42,403,626
648,618	Zurich Insurance Group AG	248,480,245

		1,212,507,512

	Taiwan—0.0%(b)
263,000	Thinking Electronic Industrial Co., Ltd.	690,889

	Thailand—1.0%
14,171,579	Bangkok Bank Public Co., Ltd., NVDR	80,391,334

	United Kingdom—18.4%
2,434,770	Babcock International Group plc	16,742,063
18,154,406	BAE Systems plc	127,518,656
15,594,719	CNH Industrial NV	158,793,227
7,801,388	Diageo plc	320,423,249
28,925,011	G4S plc	67,439,058
9,290,881	GlaxoSmithKline plc	199,742,092
16,188,901	HSBC Holdings plc	124,605,202
752,280	Imperial Brands plc	16,948,062
5,273,360	Inchcape plc	41,037,189
16,803,140	Lookers plc	11,678,482
11,494,401	Standard Chartered plc	96,913,938

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2019 (Unaudited)

Shares		Value*

	United Kingdom (continued)
2,706,685	Unilever plc	$163,103,546
16,040,607	Vertu Motors plc	6,582,363
9,667,000	WPP plc	121,270,823

		1,472,797,950

	United States—9.1%
75,488	Alphabet Inc., Class A(a)	92,181,416
75,695	Alphabet Inc., Class C(a)	92,272,205
14,503	American National Insurance Co.	1,794,456
396,719	Avnet, Inc.	17,648,045
1,306,916	Bank of New York Mellon Corp./The	59,085,672
433	Berkshire Hathaway Inc., Class A(a)	135,023,256
301	Berkshire Hathaway Inc., Class B(a)	62,614
3,113,533	Cisco Systems, Inc.	153,839,666
583,045	ConocoPhillips	33,221,904
860,002	Johnson & Johnson	111,267,059
291,523	Phillips 66	29,851,955

		726,248,248

TOTAL COMMON STOCKS (Cost $4,226,016,267)		6,901,568,609

PREFERRED STOCKS—0.5%

	Chile—0.4%
10,000,000	Embotelladora Andina SA, Class A	28,838,033

	Croatia—0.1%
166,388	Adris Grupa d.d.	12,116,522

	Germany—0.0%(b)
103,830	Villeroy & Boch AG	1,426,267

TOTAL PREFERRED STOCKS (Cost $34,220,102)		42,380,822

Shares		Value*

REGISTERED INVESTMENT COMPANY—6.0%
477,011,275	Dreyfus Treasury Securities Cash Management – Institutional Shares 1.83%(e) (Cost $477,011,275)	$477,011,275

Face Value

U.S. TREASURY BILL—3.7%
$300,000,000	2.126%(f) due 10/17/2019(d) (Cost $299,722,667)	299,722,667

INVESTMENTS IN SECURITIES (Cost $5,036,970,311)	96.5%	7,720,683,373

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	2.2	175,572,041

OTHER ASSETS AND LIABILITIES (Net)	1.3	105,797,601

NET ASSETS	100.0%	$8,002,053,015

*	See Note 2 in Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 4.
(d)	All or a portion of this position has been segregated to cover certain open forward contracts. At September 30 2019, liquid assets totaling $156,201,222 have been segregated to cover such open forward contracts.
(e)	Rate disclosed is the 7-day yield at September 30, 2019.
(f)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

September 30, 2019 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:

Capital Goods	11.2%
Insurance	11.2
Pharmaceuticals, Biotechnology & Life Sciences	10.0
Banks	9.5
Beverage	8.3
Food	6.9
Energy	5.4
Media	5.3
Household & Personal Products	3.0
Materials	2.7
Internet Software & Services	2.6
Technology Hardware & Equipment	2.3
Automobiles & Components	2.1
Commercial Services & Supplies	1.1
Software & Services	1.0
Real Estate	0.8
Diversified Financials	0.8
Retailing	0.7
Transportation	0.6
Tobacco	0.2
Health Care Equipment & Services	0.2
Electronic Equipment & Instruments	0.2
Utilities	0.1
Consumer Services	0.1

Total Common Stocks	86.3
Preferred Stocks	0.5
Registered Investment Company	6.0
U.S. Treasury Bill	3.7
Unrealized Appreciation on Forward Contracts (Net)	2.2
Other Assets and Liabilities (Net)	1.3

Net Assets	100.0%

Portfolio Composition

September 30, 2019 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2019 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 09/30/19*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
28,000,000	Canadian Dollar	NTC	10/1/2019	$21,135,266	$21,148,366	$13,100
165,000,000	Chinese Yuan	SSB	10/15/2019	23,816,053	23,094,798	(721,255)
345,000,000	Chinese Yuan	SSB	11/25/2019	49,071,248	48,238,592	(832,656)
250,000,000	Chinese Yuan	JPM	11/29/2019	35,104,964	34,951,592	(153,372)
235,000,000	Chinese Yuan	BNY	3/13/2020	32,926,329	32,776,955	(149,374)
71,000,000	Chinese Yuan	JPM	4/3/2020	9,903,338	9,898,287	(5,051)
40,000,000	European Union Euro	BNY	10/7/2019	44,550,200	43,632,305	(917,895)
30,000,000	Great Britain Pound Sterling	SSB	1/15/2020	37,066,620	37,129,753	63,133
1,250,000,000	Japanese Yen	BNY	3/25/2020	11,911,001	11,708,928	(202,073)
25,000,000	Singapore Dollar	SSB	10/1/2019	18,118,568	18,078,167	(40,401)
40,000,000,000	South Korean Won	SSB	10/1/2019	34,985,245	33,441,569	(1,543,676)
120,000,000,000	South Korean Won	JPM	2/24/2020	101,146,724	100,796,821	(349,903)
12,500,000,000	South Korean Won	SSB	3/6/2020	10,479,544	10,503,615	24,071

TOTAL				$430,215,100	$425,399,748	$(4,815,352)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
28,000,000	Canadian Dollar	NTC	10/1/2019	$(21,821,129)	$(21,148,366)	$672,763
26,000,000	Canadian Dollar	NTC	12/23/2019	(19,538,148)	(19,664,901)	(126,753)
27,000,000	Canadian Dollar	SSB	12/23/2019	(20,167,013)	(20,421,244)	(254,231)
56,000,000	Canadian Dollar	NTC	9/1/2020	(42,134,884)	(42,356,918)	(222,034)
21,000,000	Canadian Dollar	NTC	9/8/2020	(15,786,091)	(15,883,578)	(97,487)
34,000,000	Canadian Dollar	NTC	10/5/2020	(25,693,245)	(25,714,364)	(21,119)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

September 30, 2019 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 09/30/19*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
14,500,000,000	Chilean Peso	JPM	12/17/2019	$(21,106,259)	$(19,945,581)	$1,160,678
7,000,000,000	Chilean Peso	SSB	3/16/2020	(10,418,217)	(9,650,166)	768,051
165,000,000	Chinese Yuan	SSB	10/15/2019	(23,691,579)	(23,094,798)	596,781
345,000,000	Chinese Yuan	SSB	11/25/2019	(49,391,553)	(48,238,592)	1,152,961
250,000,000	Chinese Yuan	JPM	11/29/2019	(35,732,152)	(34,951,592)	780,560
235,000,000	Chinese Yuan	BNY	3/13/2020	(34,896,499)	(32,776,955)	2,119,544
330,000,000	Chinese Yuan	JPM	4/3/2020	(48,768,953)	(46,006,123)	2,762,830
300,000,000	Chinese Yuan	JPM	5/20/2020	(43,183,797)	(41,781,935)	1,401,862
200,000,000	Chinese Yuan	SSB	5/22/2020	(28,799,355)	(27,853,438)	945,917
70,000,000	European Union Euro	BNY	10/7/2019	(84,084,000)	(76,356,534)	7,727,466
80,000,000	European Union Euro	SSB	11/5/2019	(94,296,000)	(87,459,413)	6,836,587
200,000,000	European Union Euro	SSB	11/18/2019	(235,233,000)	(218,835,141)	16,397,859
100,000,000	European Union Euro	NTC	11/25/2019	(118,400,500)	(109,467,877)	8,932,623
65,000,000	European Union Euro	SSB	11/25/2019	(76,227,710)	(71,154,120)	5,073,590
30,000,000	European Union Euro	SSB	11/29/2019	(35,337,060)	(32,851,151)	2,485,909
50,000,000	European Union Euro	NTC	12/23/2019	(58,628,250)	(54,868,713)	3,759,537
75,000,000	European Union Euro	NTC	1/21/2020	(88,230,000)	(82,479,355)	5,750,645
80,000,000	European Union Euro	BNY	3/6/2020	(93,850,400)	(88,242,392)	5,608,008
100,000,000	European Union Euro	JPM	3/20/2020	(116,505,000)	(110,406,223)	6,098,777
125,000,000	European Union Euro	NTC	3/23/2020	(146,010,000)	(138,035,462)	7,974,538
125,000,000	European Union Euro	SSB	4/3/2020	(144,565,000)	(138,135,384)	6,429,616
100,000,000	European Union Euro	BNY	5/7/2020	(115,543,000)	(110,745,007)	4,797,993
100,000,000	European Union Euro	NTC	5/12/2020	(115,362,500)	(110,779,901)	4,582,599
75,000,000	European Union Euro	BNY	5/14/2020	(86,483,250)	(83,095,399)	3,387,851
60,000,000	Great Britain Pound Sterling	SSB	1/15/2020	(77,794,500)	(74,259,506)	3,534,994
30,000,000	Great Britain Pound Sterling	BNY	3/6/2020	(40,449,000)	(37,186,499)	3,262,501
75,000,000	Great Britain Pound Sterling	NTC	5/7/2020	(99,390,000)	(93,128,210)	6,261,790
85,000,000	Great Britain Pound Sterling	BNY	5/12/2020	(113,585,500)	(105,559,451)	8,026,049
25,000,000	Great Britain Pound Sterling	BNY	6/2/2020	(32,313,750)	(31,064,384)	1,249,366
75,000,000	Great Britain Pound Sterling	SSB	6/10/2020	(96,470,250)	(93,213,152)	3,257,098
110,000,000	Great Britain Pound Sterling	JPM	7/2/2020	(141,333,500)	(136,793,356)	4,540,144
75,000,000	Great Britain Pound Sterling	NTC	7/17/2020	(95,415,750)	(93,305,765)	2,109,985
85,000,000	Great Britain Pound Sterling	NTC	7/30/2020	(107,372,850)	(105,783,462)	1,589,388
75,000,000	Great Britain Pound Sterling	NTC	9/3/2020	(92,808,825)	(93,426,186)	(617,361)
68,000,000	Great Britain Pound Sterling	JPM	9/17/2020	(84,885,080)	(84,738,307)	146,773
2,500,000,000	Japanese Yen	BNY	3/25/2020	(23,310,023)	(23,417,855)	(107,832)
1,900,000,000	Japanese Yen	SSB	6/8/2020	(17,690,052)	(17,875,706)	(185,654)
450,000,000	Japanese Yen	JPM	8/14/2020	(4,261,969)	(4,250,350)	11,619
2,000,000,000	Japanese Yen	JPM	9/4/2020	(18,775,834)	(18,913,731)	(137,897)
2,550,000,000	Japanese Yen	BNY	9/23/2020	(23,922,547)	(24,141,932)	(219,385)
400,000,000	Mexican Peso	NTC	11/29/2019	(18,617,207)	(20,061,187)	(1,443,980)
240,000,000	Mexican Peso	BNY	3/23/2020	(11,867,329)	(11,837,135)	30,194
25,000,000	Singapore Dollar	SSB	10/1/2019	(18,455,633)	(18,078,167)	377,466
50,000,000	Singapore Dollar	JPM	12/17/2019	(36,743,092)	(36,188,607)	554,485
50,000,000	Singapore Dollar	SSB	1/3/2020	(36,797,174)	(36,195,539)	601,635
33,000,000	Singapore Dollar	SSB	3/6/2020	(24,570,025)	(23,901,513)	668,512
60,000,000	Singapore Dollar	NTC	3/13/2020	(44,459,264)	(43,459,815)	999,449
55,000,000	Singapore Dollar	JPM	5/8/2020	(40,668,441)	(39,850,575)	817,866
80,000,000	Singapore Dollar	JPM	5/12/2020	(59,162,846)	(57,965,465)	1,197,381
35,000,000	Singapore Dollar	SSB	6/10/2020	(25,684,303)	(25,363,036)	321,267
80,000,000	Singapore Dollar	JPM	6/22/2020	(58,814,880)	(57,975,629)	839,251
54,000,000	Singapore Dollar	NTC	8/3/2020	(39,527,138)	(39,140,580)	386,558
22,000,000	Singapore Dollar	SSB	10/5/2020	(15,982,994)	(15,950,064)	32,930
40,000,000,000	South Korean Won	SSB	10/1/2019	(36,215,482)	(33,441,569)	2,773,913
120,000,000,000	South Korean Won	JPM	2/24/2020	(107,802,183)	(100,796,821)	7,005,362
76,000,000,000	South Korean Won	SSB	3/6/2020	(68,803,187)	(63,861,978)	4,941,209
20,000,000,000	South Korean Won	SSB	5/12/2020	(17,379,215)	(16,845,512)	533,703
85,000,000	Swedish Krona	SSB	8/14/2020	(9,087,408)	(8,803,044)	284,364
115,000,000	Swedish Krona	BNY	9/8/2020	(11,945,322)	(11,924,538)	20,784
65,000,000	Swiss Franc	BNY	11/18/2019	(67,107,165)	(65,453,989)	1,653,176
100,000,000	Swiss Franc	BNY	11/25/2019	(104,569,696)	(100,753,130)	3,816,566
80,000,000	Swiss Franc	JPM	11/25/2019	(82,584,908)	(80,602,504)	1,982,404
70,000,000	Swiss Franc	JPM	11/29/2019	(73,057,455)	(70,554,559)	2,502,896
60,000,000	Swiss Franc	SSB	11/29/2019	(62,662,531)	(60,475,336)	2,187,195
33,000,000	Swiss Franc	BNY	12/23/2019	(34,446,764)	(33,346,470)	1,100,294
80,000,000	Swiss Franc	JPM	12/23/2019	(83,168,729)	(80,839,927)	2,328,802

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

September 30, 2019 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 09/30/19*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
57,000,000	Swiss Franc	NTC	3/6/2020	$(59,094,915)	$(57,935,726)	$1,159,189
115,000,000	Swiss Franc	NTC	3/23/2020	(118,826,204)	(117,037,429)	1,788,775
55,000,000	Swiss Franc	NTC	4/3/2020	(57,085,327)	(56,020,108)	1,065,219
60,000,000	Swiss Franc	BNY	9/1/2020	(63,337,908)	(61,776,899)	1,561,009
780,000,000	Thai Baht	JPM	5/28/2020	(24,501,335)	(25,618,062)	(1,116,727)
900,000,000	Thai Baht	BNY	6/22/2020	(28,976,175)	(29,570,912)	(594,737)
500,000,000	Thai Baht	JPM	6/26/2020	(16,270,745)	(16,429,317)	(158,572)
200,000,000	Thai Baht	BNY	9/8/2020	(6,543,432)	(6,579,376)	(35,944)

TOTAL				$(4,684,480,386)	$(4,504,092,993)	$180,387,393

Unrealized Appreciation on Forward Contracts (Net)						$175,572,041

*	See Note 2 in Notes to Financial Statements.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2019 (Unaudited)

Shares		Value*

COMMON STOCKS—86.0%

	Canada—0.4%
3,500	E-L Financial Corp., Ltd.	$1,985,404

	China—2.8%
75,340	Baidu Inc., Sponsored ADR(a)	7,741,938
116,390	Sina Corp.(a)	4,561,324
98,500	Wuliangye Yibin Co., Ltd., Class A	1,788,604

		14,091,866

	France—14.1%
1,083,445	Bollore SA	4,490,829
41,375	Cie Generale des Etablissements Michelin	4,618,974
242,425	CNP Assurances	4,685,907
134,560	Safran SA	21,190,493
382,960	SCOR SE	15,819,238
448,800	Tarkett SA	6,639,574
250,808	Total SA	13,093,279

		70,538,294

	Germany—7.5%
212,338	Axel Springer SE	14,583,972
73,705	BASF SE	5,152,263
50,800	Henkel AG & Co., KGaA	4,652,116
89,671	Krones AG	5,420,772
13,543	Muenchener Rueckversicherungs AG	3,505,122
36,984	Siemens AG	3,961,448

		37,275,693

	Hong Kong—1.1%
4,870,000	Emperor Entertainment Hotel, Ltd.	950,468
316,349	Great Eagle Holdings, Ltd.	1,081,480
734,000	Hang Lung Group, Ltd.	1,827,650
20,587	Jardine Strategic Holdings, Ltd.	615,140
109,796	Miramar Hotel & Investment	205,323
655,000	Tai Cheung Holdings, Ltd.	525,544

		5,205,605

	Italy—0.7%
113,408	Buzzi Unicem SpA	2,601,339
66,455	SOL SpA	772,311

		3,373,650

	Japan—1.8%
110,200	Ebara Corp.	2,933,568
88,700	Konishi Co., Ltd.	1,208,930
83,600	NGK Spark Plug Co., Ltd.	1,591,939
67,300	Shizuoka Gas Co., Ltd.	570,408
227,400	Zeon Corp.	2,771,092

		9,075,937

	Netherlands—6.3%
58,500	Heineken Holding NV	5,826,020
37,400	Heineken NV	4,043,111
361,505	Royal Dutch Shell plc, Class A	10,601,666
179,337	Unilever NV	10,782,587

		31,253,384

Shares		Value*

	Singapore—5.1%
691,713	DBS Group Holdings, Ltd.	$12,504,755
703,970	United Overseas Bank, Ltd.	13,062,311

		25,567,066

	South Korea—3.7%
158,873	Chokwang Paint, Ltd.	822,158
132,823	Hankook Technology Group Co., Ltd.	1,587,902
17,345	Hyundai Mobis Co., Ltd.	3,654,174
56,125	Hyundai Motor Co.	6,287,464
37,361	Kangnam Jevisco Co., Ltd.	704,335
70,860	LG Corp.	4,146,804
13,800	Samchully Co., Ltd.	973,724

		18,176,561

	Sweden—1.0%
368,808	Trelleborg AB, Class B	5,180,188

	Switzerland—13.5%
28,740	Alcon Inc.(a)	1,677,449
17,047	Coltene Holding AG	1,391,592
156,100	Nestle SA, Registered	16,950,818
143,704	Novartis AG, Registered	12,471,689
5,015	Phoenix Mecano AG	1,961,440
56,300	Roche Holding AG	16,399,072
24,292	Tamedia AG	2,397,165
36,764	Zurich Insurance Group AG	14,083,987

		67,333,212

	Thailand—1.4%
1,220,100	Bangkok Bank Public Co., Ltd., NVDR	6,921,280

	United Kingdom—19.1%
365,665	Babcock International Group plc	2,514,400
1,165,123	BAE Systems plc	8,183,959
1,349,900	CNH Industrial NV	13,745,357
352,603	Diageo plc	14,482,320
2,477,190	G4S plc	5,775,602
483,725	GlaxoSmithKline plc	10,399,471
1,090,626	HSBC Holdings plc	8,394,497
73,462	Imperial Brands plc	1,655,020
934,650	Inchcape plc	7,273,429
722,985	Lookers plc	502,488
1,292,153	Standard Chartered plc	10,894,664
2,698,887	Vertu Motors plc	1,107,505
835,525	WPP plc	10,481,515

		95,410,227

	United States—7.5%
7,345	AutoZone Inc.(a)	7,966,534
100,100	Avnet, Inc.	4,452,949
212,500	Cisco Systems, Inc.	10,499,625
29,399	ConocoPhillips	1,675,155
70,900	Halliburton Co.	1,336,465
78,600	Johnson & Johnson	10,169,268
14,700	Phillips 66	1,505,280

		37,605,276

TOTAL COMMON STOCKS (Cost $373,576,203)		428,993,643

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2019 (Unaudited)

Shares		Value*

PREFERRED STOCKS—0.6%

	Chile—0.6%
940,000	Embotelladora Andina SA, Class A	$2,710,775

	Germany—0.0%
648	KSB AG	194,274

TOTAL PREFERRED STOCKS (Cost $3,051,153)		2,905,049

Shares		Value*

REGISTERED INVESTMENT COMPANY—13.0%
65,066,828	Dreyfus Government Securities Cash Management – Institutional Shares 1.79%(b) (Cost $65,066,828)	$65,066,828

INVESTMENTS IN SECURITIES (Cost $441,694,184)	99.6%	496,965,520

OTHER ASSETS AND LIABILITIES (Net)	0.4	2,094,377

NET ASSETS	100.0%	$499,059,897

*	See Note 2 in Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at September 30, 2019.

Abbreviations:
ADR	—	American Depositary Receipt
NVDR	—	Non Voting Depository Receipt

Sector Diversification

September 30, 2019 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:

Capital Goods	14.4%
Banks	10.4
Pharmaceuticals, Biotechnology & Life Sciences	9.9
Insurance	8.0
Energy	5.7
Media	5.5
Beverage	5.2
Food	3.4
Retailing	3.4
Automobiles & Components	3.2
Household & Personal Products	3.1
Materials	2.8
Technology Hardware & Equipment	2.6
Software & Services	2.5
Commercial Services & Supplies	1.7
Transportation	0.9
Electronic Equipment & Instruments	0.9
Real Estate	0.7
Health Care Equipment & Services	0.6
Tobacco	0.3
Diversified Financials	0.3
Utilities	0.3
Consumer Services	0.2

Total Common Stocks	86.0
Preferred Stocks	0.6
Registered Investment Company	13.0
Other Assets and Liabilities (Net)	0.4

Net Assets	100.0%

Portfolio Composition

September 30, 2019 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

September 30, 2019 (Unaudited)

Shares		Value*

COMMON STOCKS—90.5%

	Chile—2.1%
846,500	Antofagasta plc	$9,377,854

	China—1.7%
41,075	Baidu Inc., Sponsored ADR(a)	4,220,867
79,439	Sina Corp.(a)	3,113,214

		7,334,081

	France—6.0%
1,169,955	Bollore SA	4,849,409
360,300	CNP Assurances	6,964,349
149,815	Tarkett SA	2,216,372
236,380	Total SA	12,340,074

		26,370,204

	Germany—5.6%
127,499	Axel Springer SE	8,756,990
84,400	Henkel AG & Co., KGaA	7,729,106
38,978	Krones AG	2,356,289
22,070	Muenchener Rueckversicherungs AG	5,712,032

		24,554,417

	Hong Kong—0.5%
906,000	Hang Lung Group, Ltd.	2,255,928

	Japan—0.6%
228,400	Zeon Corp.	2,783,278

	Netherlands—10.1%
230,702	Heineken Holding NV	22,975,631
352,399	Royal Dutch Shell plc, Class A	10,334,620
183,946	Unilever NV, ADR	11,042,278

		44,352,529

	Singapore—2.3%
550,917	United Overseas Bank, Ltd.	10,222,381

	South Korea—2.1%
83,000	Chokwang Paint, Ltd.	429,520
47,119	Hyundai Motor Co.	5,278,557
56,800	LG Corp.	3,323,998

		9,032,075

	Sweden—1.0%
324,795	Trelleborg AB, Class B	4,561,992

	Switzerland—13.1%
28,731	Alcon Inc.(a)	1,676,923
156,851	Nestle SA, Registered, Sponsored ADR	17,002,648
143,657	Novartis AG, Registered	12,467,609
55,730	Roche Holding AG	16,233,043
27,192	Zurich Insurance Group AG	10,417,033

		57,797,256

	United Kingdom—13.5%
1,072,680	BAE Systems plc	7,534,629
929,315	CNH Industrial NV	9,462,750
105,186	Diageo plc, Sponsored ADR	17,200,015
343,309	GlaxoSmithKline plc	7,380,706
282,425	Inchcape plc	2,197,826
1,201,165	Standard Chartered plc	10,127,507

Shares		Value*

	United Kingdom (continued)
91,190	Unilever plc, Sponsored ADR	$5,480,519

		59,383,952

	United States—31.9%
46,230	3M Co.	7,600,212
6,150	Alphabet Inc., Class A(a)	7,510,011
6,166	Alphabet Inc., Class C(a)	7,516,354
9,840	AutoZone Inc.(a)	10,672,661
283,089	Bank of New York Mellon Corp./The	12,798,454
80	Berkshire Hathaway Inc., Class A(a)	24,946,560
168,094	Cisco Systems, Inc.	8,305,525
140,841	Comcast Corp., Class A	6,349,112
126,121	ConocoPhillips	7,186,375
125,210	Fox Corp., Class B	3,949,123
7,420	Goldman Sachs Group Inc./The	1,537,647
100,063	Johnson & Johnson	12,946,151
488,706	MRC Global, Inc.(a)	5,928,004
36,818	National Western Life Insurance Co., Class A	9,880,847
263,163	Wells Fargo & Co.	13,273,942

		140,400,978

TOTAL COMMON STOCKS (Cost $217,673,632)		398,426,925

REGISTERED INVESTMENT COMPANY—4.4%

	United States—4.4%
19,241,159	Dreyfus Government Securities Cash Management – Institutional Shares 1.79%(b) (Cost $19,241,159)	19,241,159

Face Value

U.S. TREASURY BILL—3.2%

	United States—3.2%
$14,000,000	2.232%(c), due 12/05/2019(d) (Cost $13,944,958)	13,954,875

INVESTMENTS IN SECURITIES (Cost $250,859,749)	98.1%	431,622,959

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.6	6,957,826

OTHER ASSETS AND LIABILITIES (Net)	0.3	1,325,983

NET ASSETS	100.0%	$439,906,768

*	See Note 2 to Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at September 30, 2019.
(c)	Rate represents annualized yield at date of purchase.
(d)	This security has been segregated to cover certain open forward contracts. At September 30, 2019, liquid assets totaling $13,954,875 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Sector Diversification

September 30, 2019 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:

Insurance	13.2%
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Capital Goods	9.8
Beverage	9.1
Banks	7.6
Food	7.6
Energy	6.8
Software & Services	5.0
Media	4.3
Diversified Financials	3.3
Retailing	2.9
Materials	2.9
Technology Hardware & Equipment	1.9
Household & Personal Products	1.8
Automobiles & Components	1.2
Transportation	1.1
Real Estate	0.5
Health Care Equipment & Services	0.4

Total Common Stocks	90.5
Registered Investment Company	4.4
U.S. Treasury Bill	3.2
Unrealized Appreciation on Forward Contracts	1.6
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition

September 30, 2019 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2019 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 09/30/19*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
16,500,000	Chinese Yuan	SSB	10/15/19	$2,381,605	$2,309,479	$(72,126)
13,000,000	Chinese Yuan	SSB	12/23/19	1,868,541	1,816,456	(52,085)
17,500,000	Chinese Yuan	BNY	3/13/20	2,451,289	2,440,837	(10,452)
4,000,000,000	South Korean Won	SSB	12/23/19	3,544,528	3,352,543	(191,985)

TOTAL				$ 10,245,963	$ 9,919,315	$(326,648)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
16,500,000	Chinese Yuan	SSB	10/15/19	$ (2,369,158)	$ (2,309,480)	$ 59,678
13,000,000	Chinese Yuan	SSB	12/23/19	(1,882,694)	(1,816,456)	66,238
23,000,000	Chinese Yuan	JPM	4/3/20	(3,399,048)	(3,206,487)	192,561
35,000,000	Chinese Yuan	BNY	3/13/20	(5,197,351)	(4,881,674)	315,677
14,150,000	Chinese Yuan	SSB	5/22/20	(2,037,554)	(1,970,631)	66,923
2,500,000	European Union Euro	NTC	10/15/19	(2,979,025)	(2,728,747)	250,278
4,000,000	European Union Euro	NTC	12/23/19	(4,690,260)	(4,389,497)	300,763
26,500,000	European Union Euro	NTC	3/23/20	(30,954,120)	(29,263,518)	1,690,602
16,000,000	European Union Euro	BNY	5/7/20	(18,486,880)	(17,719,201)	767,679
4,500,000	European Union Euro	JPM	7/17/20	(5,205,326)	(5,005,916)	199,410
2,200,000	Great Britain Pound Sterling	SSB	12/23/19	(2,826,910)	(2,720,542)	106,368
4,097,542	Great Britain Pound Sterling	SSB	3/10/20	(5,500,000)	(5,079,718)	420,282
14,500,000	Great Britain Pound Sterling	JPM	7/2/20	(18,630,325)	(18,031,851)	598,474
4,500,000	Great Britain Pound Sterling	NTC	7/17/20	(5,724,945)	(5,598,346)	126,599
3,000,000	Great Britain Pound Sterling	BNY	9/1/20	(3,717,000)	(3,736,847)	(19,847)
160,000,000	Japanese Yen	SSB	6/26/20	(1,508,011)	(1,506,906)	1,105
122,000,000	Japanese Yen	JPM	8/14/20	(1,155,467)	(1,152,317)	3,150
9,000,000	Singapore Dollar	SSB	1/3/20	(6,623,491)	(6,515,197)	108,294
4,300,000	Singapore Dollar	SSB	9/1/20	(3,105,927)	(3,117,137)	(11,210)
6,600,000,000	South Korean Won	SSB	12/23/19	(5,975,555)	(5,531,696)	443,859
6,000,000,000	South Korean Won	JPM	2/24/20	(5,390,109)	(5,039,841)	350,268
34,500,000	Swedish Krona	NTC	8/3/20	(3,694,344)	(3,571,085)	123,259
6,000,000	Swiss Franc	NTC	10/15/19	(6,289,968)	(6,025,043)	264,925

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts

September 30, 2019 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 09/30/19*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
3,800,000	Swiss Franc	BNY	11/18/19	$(3,923,188)	$(3,826,541)	$96,647
8,000,000	Swiss Franc	JPM	11/29/19	(8,349,423)	(8,063,378)	286,045
11,500,000	Swiss Franc	BNY	12/23/19	(12,004,175)	(11,620,739)	383,436
3,800,000	Swiss Franc	NTC	8/3/20	(3,958,375)	(3,904,389)	53,986
1,500,000	Swiss Franc	BNY	9/1/20	(1,583,448)	(1,544,423)	39,025

TOTAL				$(177,162,077)	$(169,877,603)	$7,284,474

Unrealized Appreciation on Forward Contracts (Net)						$6,957,826

*	See Note 2 in Notes to Financial Statements.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

September 30, 2019 (Unaudited)

Shares		Value*

COMMON STOCKS—95.3%

	France—16.1%
33,187	Cie Generale des Etablissements Michelin	$3,704,891
169,500	CNP Assurances	3,276,317
21,625	Safran SA	3,405,503
175,605	SCOR SE	7,253,858
84,294	Tarkett SA	1,247,051
92,253	Total SA	4,816,012

		23,703,632

	Germany—9.5%
43,839	Axel Springer SE	3,010,986
27,960	BASF SE	1,954,511
11,335	Muenchener Rueckversicherungs AG	2,933,660
56,600	Siemens AG	6,062,567

		13,961,724

	Hong Kong—0.7%
407,000	Hang Lung Group, Ltd.	1,013,424

	Netherlands—2.4%
121,049	Royal Dutch Shell plc, Class A	3,549,940

	Singapore—7.2%
263,700	DBS Group Holdings, Ltd.	4,767,156
318,400	United Overseas Bank, Ltd.	5,907,979

		10,675,135

	Sweden—1.0%
109,875	Trelleborg AB, Class B	1,543,278

	Switzerland—20.5%
81,400	Nestle SA, Registered	8,839,184
58,890	Novartis AG, Registered	5,110,907
25,770	Roche Holding AG	7,506,289
23,142	Zurich Insurance Group AG	8,865,511

		30,321,891

	Thailand—1.5%
386,200	Bangkok Bank Public Co., Ltd., NVDR	2,190,803

Shares		Value*

	United Kingdom—16.8%
275,675	Babcock International Group plc	$1,895,607
582,870	BAE Systems plc	4,094,147
168,745	Diageo plc	6,930,795
303,937	GlaxoSmithKline plc	6,534,258
460,549	HSBC Holdings plc	3,544,824
228,905	Inchcape plc	1,781,334

		24,780,965

	United States—19.6%
64,395	Carnival Corp.	2,814,705
57,671	Cisco Systems, Inc.	2,849,524
51,990	Johnson & Johnson	6,726,466
141,090	Verizon Communications, Inc.	8,516,192
160,116	Wells Fargo & Co.	8,076,251

		28,983,138

TOTAL COMMON STOCKS (Cost $95,040,562)		140,723,930

REGISTERED INVESTMENT COMPANY—4.4%
6,466,129	Dreyfus Government Securities Cash Management – Institutional Shares 1.79%(a) (Cost $6,466,129)	6,466,129

INVESTMENTS IN SECURITIES (Cost $101,506,691)	99.7%	147,190,059

OTHER ASSETS AND LIABILITIES (Net)	0.3	493,381

NET ASSETS	100.0%	$147,683,440

*	See Note 2 in Notes to Financial Statements.
(a)	Rate disclosed is the 7-day yield at September 30, 2019.

Abbreviations:
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

September 30, 2019 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:

Pharmaceuticals, Biotechnology & Life Sciences	17.5%
Banks	16.6
Insurance	15.1
Capital Goods	11.1
Food	6.0
Telecommunication Services	5.8
Energy	5.7
Beverage	4.7
Automobiles & Components	2.5
Media	2.0
Technology Hardware & Equipment	1.9
Consumer Services	1.9
Materials	1.3
Commercial Services & Supplies	1.3
Retailing	1.2
Real Estate	0.7

Total Common Stocks	95.3
Registered Investment Company	4.4
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition

September 30, 2019 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Assets and Liabilities

September 30, 2019 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

ASSETS
Investments in securities, at cost(a)	$5,036,970,311	$441,694,184	$250,859,749	$101,506,691

Investments in securities of unaffiliated issuers, at value (Note 2)	$7,638,663,426	$496,965,520	$431,622,959	$147,190,059
Investments in securities of affiliated issuers, at value (Note 4)	82,019,947	—	—	—
Foreign currency(b)	986,816	—	—	—
Dividends and interest receivable	14,410,447	790,793	697,890	198,908
Receivable for investment securities sold	44,835,568	—	—	—
Recoverable foreign withholding taxes	41,877,857	1,808,637	1,488,172	1,281,820
Receivable for Fund shares sold	17,010,741	38,882	23,060	1,068
Unrealized appreciation of forward exchange contracts (Note 2)	185,827,410	—	7,315,531	—
Prepaid expense	192,309	8,748	10,687	5,194

Total Assets	$8,025,824,521	$499,612,580	$441,158,299	$148,677,049

LIABILITIES
Unrealized depreciation of forward exchange contracts (Note 2)	$ 10,255,369	$—	$ 357,705	$—
Payable for Fund shares redeemed	6,491,023	121,720	500,443	841,825
Investment advisory fee payable (Note 3)	5,105,434	320,627	283,444	94,834
Shareholder servicing and administration fees payable (Note 3)	313,616	18,199	17,106	6,332
Directors fees payable	3,869	—	803	877
Due to custodian	426	22	—	—
Accrued expenses and other payables	1,601,769	92,115	92,030	49,741

Total Liabilities	23,771,506	552,683	1,251,531	993,609

NET ASSETS	$8,002,053,015	$499,059,897	$439,906,768	$147,683,440

NET ASSETS consist of
Paid-in capital	$5,050,839,715	$433,777,226	$228,943,529	$ 87,749,820
Total distributable earnings	2,951,213,300	65,282,671	210,963,239	59,933,620

Total Net Assets	$8,002,053,015	$499,059,897	$439,906,768	$147,683,440

CAPITAL STOCK (common stock outstanding)	289,154,782	32,889,429	22,141,493	17,017,005

NET ASSET VALUE, offering price per share	$27.67	$15.17	$19.87	$8.68

(a)

Includes investments in securities of affiliated issuers for Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund of $38,072,759, $0, $0 and $0, respectively (Note 4).

(b)	Foreign currency held at cost for the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund was $975,939, $0, $0, and $0, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

INVESTMENT INCOME
Dividends(a)	$172,164,059	$9,335,089	$6,584,534	$3,892,228
Less foreign withholding taxes	(15,766,243)	(804,260)	(612,825)	(336,775)
Interest	5,973,473	623,432	368,307	113,175

Total Investment Income	162,371,289	9,154,261	6,340,016	3,668,628

EXPENSES
Investment advisory fee (Note 3)	51,201,487	3,117,279	2,796,659	972,368
Transfer agent fees (Note 3)	1,515,051	39,122	95,750	41,362
Fund administration and accounting fees (Note 3)	843,000	53,537	47,206	16,941
Custodian fees (Note 3)	766,505	43,848	20,937	6,093
Directors’ fees and expenses (Note 3)	363,223	21,302	18,103	7,972
Legal and audit fees	292,595	23,129	14,800	7,076
Shareholder servicing and administration fees (Note 3)	209,445	13,736	11,379	3,593
Other	434,218	62,800	53,265	37,688

Total expenses before waivers	55,625,524	3,374,753	3,058,099	1,093,093

Investment advisory fees waived and/or expenses reimbursed (Note 3)	—	—	(28,247)	(52,289)

Net Expenses	55,625,524	3,374,753	3,029,852	1,040,804

NET INVESTMENT INCOME	106,745,765	5,779,508	3,310,164	2,627,824

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities(a)	(92,290,534)	9,399,134	17,164,596	10,167,548
Forward exchange contracts	126,670,308	—	3,272,426	—
Foreign currencies and net other assets	(1,989,151)	(110,733)	(9,378)	(22,352)

Net realized gain	32,390,623	9,288,401	20,427,644	10,145,196

Net unrealized appreciation (depreciation) of:
Securities(b)	36,927,411	(12,894,023)	(22,029,319)	(6,975,343)
Forward exchange contracts	59,310,801	—	3,791,426	—
Foreign currencies and net other assets	(58,645)	3,451	(1,044)	(5,038)

Net change in unrealized appreciation (depreciation)	96,179,567	(12,890,572)	(18,238,937)	(6,980,381)

NET REALIZED AND UNREALIZED GAIN (LOSS)	128,570,190	(3,602,171)	2,188,707	3,164,815

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$235,315,955	$2,177,337	$5,498,871	$5,792,639

(a)	Dividend income and net realized gain on securities from affiliated issuers for Global Value Fund were $1,849,547 and $0, respectively (Note 4).
(b)	Net unrealized depreciation from affiliated issuers for Global Value Fund was $11,690,322 (Note 4).

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Changes in Net Assets

	Global Value Fund		Global Value Fund II – Currency Unhedged
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019
INVESTMENT ACTIVITIES:

Net investment income	$106,745,765	$140,444,971	$5,779,508	$6,588,083

Net realized gain	32,390,623	334,235,380	9,288,401	1,943,949

Net change in unrealized appreciation (depreciation)	96,179,567	(216,909,065)	(12,890,572)	(16,290,763)

Net increase (decrease) in net assets resulting from operations	235,315,955	257,771,286	2,177,337	(7,758,731)

DISTRIBUTIONS:

Distributions to shareholders	—	(528,528,903)	—	(5,497,329)

CAPITAL STOCK TRANSACTIONS:

Net increase (decrease) in net assets from Fund share transactions (Note 5)	(731,007,174)	(904,058,189)	9,584,740	122,356,560

Redemption fees	44,426	243,733	10	5

Net increase (decrease) in net assets	(495,646,793)	(1,174,572,073)	11,762,087	109,100,505

NET ASSETS:

Beginning of period	8,497,699,808	9,672,271,881	487,297,810	378,197,305

End of period	$8,002,053,015	$8,497,699,808	$499,059,897	$487,297,810

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Changes in Net Assets

	Value Fund		Worldwide High Dividend Yield Value Fund
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019
INVESTMENT ACTIVITIES:

Net investment income	$3,310,164	$4,711,286	$2,627,824	$4,999,414

Net realized gain	20,427,644	53,946,407	10,145,196	21,832,855

Net change in unrealized appreciation (depreciation)	(18,238,937)	(34,098,300)	(6,980,381)	(22,969,814)

Net increase in net assets resulting from operations	5,498,871	24,559,393	5,792,639	3,862,455

DISTRIBUTIONS:

Distributions to shareholders	—	(84,198,299)	(2,180,418)	(34,258,778)

CAPITAL STOCK TRANSACTIONS:

Net decrease in net assets from Fund share transactions (Note 5)	(18,866,811)	(21,105,015)	(31,536,565)	(60,638,186)

Redemption fees	—	—	—	—

Net decrease in net assets	(13,367,940)	(80,743,921)	(27,924,344)	(91,034,509)

NET ASSETS:

Beginning of period	453,274,708	534,018,629	175,607,784	266,642,293

End of period	$439,906,768	$453,274,708	$147,683,440	$175,607,784

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Global Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/19 (Unaudited)		Year Ended 3/31/19	Year Ended 3/31/18	Year Ended 3/31/17	Year Ended 3/31/16	Year Ended 3/31/15
Net asset value, beginning of period/year	$26.91		$27.89	$26.74	$23.89	$26.97	$26.98

Income from investment operations:
Net investment income	0.38		0.45	0.25	0.32	0.22	0.24
Net realized and unrealized gain (loss) on investments	0.38		0.25	1.31	3.32	(2.09)	0.74

Total from investment operations	0.76		0.70	1.56	3.64	(1.87)	0.98

Distributions:
Dividends from net investment income	—		(0.39)	(0.31)	(0.29)	(0.21)	(0.33)
Distributions from net realized gains	—		(1.29)	(0.10)	(0.50)	(1.00)	(0.66)

Total distributions	—		(1.68)	(0.41)	(0.79)	(1.21)	(0.99)

Redemption fees(a)	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period/year	$27.67		$26.91	$27.89	$26.74	$23.89	$26.97

Total return(b)	2.82%		3.11%	5.82%	15.49%	(7.08)%	3.69	%(c)

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$8,002,053		$8,497,700	$9,672,272	$9,579,670	$8,718,479	$9,603,856
Ratio of operating expenses to average net assets	1.36	%(d)	1.36%	1.36%	1.38%	1.37%	1.36%
Ratio of net investment income to average net assets	2.61	%(d)	1.53%	0.91%	1.25%	0.83%	0.94%
Portfolio turnover rate	3%		6%	5%	3%	1%	8%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)

The net asset value (NAV) disclosed in the March 31, 2014 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on March 31, 2014. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on March 31, 2014.

(d)	Annualized.

Tweedy, Browne Global Value Fund II – Currency Unhedged

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/19 (Unaudited)		Year Ended 3/31/19	Year Ended 3/31/18	Year Ended 3/31/17	Year Ended 3/31/16	Year Ended 3/31/15
Net asset value, beginning of period/year	$15.10		$15.61	$14.10	$12.88	$14.02	$14.90

Income from investment operations:
Net investment income	0.17		0.22	0.14	0.21	0.17	0.15
Net realized and unrealized gain (loss) on investments	(0.10)		(0.54)	1.56	1.21	(1.12)	(0.84)

Total from investment operations	0.07		(0.32)	1.70	1.42	(0.95)	(0.69)

Distributions:
Dividends from net investment income	—		(0.19)	(0.19)	(0.20)	(0.19)	(0.19)

Redemption fees(a)	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period/year	$15.17		$15.10	$15.61	$14.10	$12.88	$14.02

Total return(b)	0.46%		(1.91)%	12.08%	11.17%	(6.79)%	(4.72	)%(c)

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$499,060		$487,298	$378,197	$353,618	$341,727	$447,103
Ratio of operating expenses to average net assets	1.35	%(d)	1.35%	1.36%	1.40%	1.38%	1.37%
Ratio of operating expenses to average net assets excluding recoupments and/or waivers/reimbursements of expenses	1.35	%(d)	1.35%	1.37%	1.40%	1.38%	1.36%
Ratio of net investment income to average net assets	2.32	%(d)	1.51%	0.93%	1.51%	1.12%	1.00%
Portfolio turnover rate	5%		2%	6%	4%	14%	9%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)

The net asset value (NAV) disclosed in the March 31, 2014 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on March 31, 2014. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on March 31, 2014.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/19 (Unaudited)		Year Ended 3/31/19	Year Ended 3/31/18	Year Ended 3/31/17	Year Ended 3/31/16	Year Ended 3/31/15
Net asset value, beginning of period/year	$19.62		$23.20	$21.78	$19.51	$22.14	$23.21

Income from investment operations:
Net investment income	0.15		0.24	0.16	0.20	0.20	0.24
Net realized and unrealized gain (loss) on investments	0.10		0.54	1.64	2.99	(1.97)	0.47

Total from investment operations	0.25		0.78	1.80	3.19	(1.77)	0.71

Distributions:
Dividends from net investment income	—		(0.24)	(0.19)	(0.19)	(0.21)	(0.26)
Distributions from net realized gains	—		(4.12)	(0.19)	(0.73)	(0.65)	(1.52)

Total distributions	—		(4.36)	(0.38)	(0.92)	(0.86)	(1.78)

Net asset value, end of period/year	$19.87		$19.62	$23.20	$21.78	$19.51	$22.14

Total return(a)	1.27%		5.41%	8.19%	16.57%	(8.09)%	3.08%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$439,907		$453,275	$534,019	$576,732	$506,152	$619,158
Ratio of operating expenses to average net assets	1.35%		1.36%	1.36%	1.38%	1.37%	1.36%
Ratio of operating expenses to average net assets excluding waivers and/or reimbursements of expenses	1.37	%(b)	1.37%	1.37%	1.38%	1.37%	1.36%
Ratio of net investment income to average net assets	1.48	%(b)	0.96%	0.61%	0.97%	0.91%	0.98%
Portfolio turnover rate	5%		9%	6%	8%	7%	6%

(a)	Total return represents aggregate total return for the periods indicated.
(b)	Annualized.

Tweedy, Browne Worldwide High Dividend Yield Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/19 (Unaudited)		Year Ended 3/31/19		Year Ended 3/31/18		Year Ended 3/31/17	Year Ended 3/31/16	Year Ended 3/31/15
Net asset value, beginning of period/year	$8.51		$10.23		$9.47		$8.75	$10.84	$12.01

Income from investment operations:
Net investment income	0.16		0.24		0.17		0.23	0.21 (c)	0.25
Net realized and unrealized gain (loss) on investments	0.14		(0.15)		1.10		0.87	(1.15)	(0.50)

Total from investment operations	0.30		0.09		1.27		1.10	(0.94)	(0.25)

Distributions:
Dividends from net investment income	(0.13)		(0.26)		(0.18)		(0.23)	(0.26)	(0.25)
Distributions from net realized gains	—		(1.55)		(0.33)		(0.15)	(0.89)	(0.67)

Total distributions	(0.13)		(1.81)		(0.51)		(0.38)	(1.15)	(0.92)

Redemption fees(a)	—		0.00		0.00		0.00	0.00	0.00

Net asset value, end of period/year	$8.68		$8.51		$10.23		$9.47	$8.75	$10.84

Total return(b)	3.45%		2.44	%(d)	13.58	%(d)	13.04%	(9.03)%	(2.23)%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$147,683		$175,608		$266,642		$296,107	$334,621	$568,540
Ratio of operating expenses to average net assets	1.34%		1.36%		1.36%		1.38%	1.37%	1.35%
Ratio of operating expenses to average net assets excluding waiver and/or reimbursements of expenses	1.41	%(e)	1.39%		1.37%		1.38%	1.37%	1.35%
Ratio of net investment income to average net assets	3.38	%(e)	2.24%		1.54%		2.43%	2.11%	1.96%
Portfolio turnover rate	2%		6%		5%		5%	5%	7%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)	Based on average shares outstanding.
(d)

The net asset value (NAV) disclosed in the March 31, 2018 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on March 31, 2018. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on March 31, 2018.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

1. Organization

Tweedy, Browne Fund Inc. (the “Company”) is an open-end management investment company registered with the United States Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund (“Global Value Fund”), Tweedy, Browne Global Value Fund II – Currency Unhedged (“Global Value Fund II – Currency Unhedged”), Tweedy, Browne Value Fund (“Value Fund”), and Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Worldwide High Dividend Yield Value Fund”) (each a “Fund” and together, the “Funds”) are each a diversified series of the Company.

The Funds commenced operations as follows:

Global Value Fund	06/15/93

Global Value Fund II – Currency Unhedged	10/26/09

Value Fund	12/08/93

Worldwide High Dividend Yield Value Fund	09/05/07

Global Value Fund and Global Value Fund II – Currency Unhedged seek long-term capital growth by investing primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Investment Adviser”) believes are undervalued. Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes are undervalued. Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes to have above-average dividend yields and valuations that are reasonable.

2. Significant Accounting Policies

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation. Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by the Investment Adviser under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values. This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such assets trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of September 30, 2019. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

Global Value Fund	Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$6,901,568,609	$6,901,568,609	$—	$—
Preferred Stocks	42,380,822	42,380,822	—	—
Registered Investment Company	477,011,275	477,011,275	—	—
U.S. Treasury Bill	299,722,667	—	299,722,667	—

Total Investments in Securities	7,720,683,373	7,420,960,706	299,722,667	—

Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	185,827,410	—	185,827,410	—
Liability
Unrealized depreciation of forward exchange contracts	(10,255,369)	—	(10,255,369)	—

Total	$7,896,255,414	$7,420,960,706	$475,294,708	$—

Global Value Fund II – Currency Unhedged	Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$496,965,520	$496,965,520	$—	$—

Value Fund	Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$398,426,925	$398,426,925	$—	$—
Registered Investment Company	19,241,159	19,241,159	—	—
U.S. Treasury Bill	13,954,875	—	13,954,875	—

Total Investments in Securities	431,622,959	417,668,084	13,954,875	—

Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	7,315,531	—	7,315,531	—
Liability
Unrealized depreciation of forward exchange contracts	(357,705)	—	(357,705)	—

Total	$438,580,785	$417,668,084	$20,912,701	$—

Worldwide High Dividend Yield Value Fund	Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$147,190,059	$147,190,059	$—	$—

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss on the Fund’s Statement of Operations. When the contract is closed, each Fund records a realized gain or loss on the Statement of Operations equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. The difference between the value of a Fund’s open contracts at September 30, 2019 and the value of those contracts at the time they were opened is included on the Statement of Assets and Liabilities as unrealized appreciation of forward exchange contracts (for contracts with unrealized gains) or unrealized depreciation of forward exchange contracts (for contracts with unrealized losses). A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank, and is reported on the Statement of Assets and Liabilities as “Cash segregated as collateral.” Collateral received by a Fund is held in escrow in the Fund’s custodian bank, and is not reported on the Fund’s Statement of Assets and Liabilities, but would be disclosed in Note 8.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. In the case of certain foreign securities, dividend income is recorded as soon after the ex-date as the Funds become aware of such dividend. Interest income and expenses are recorded on an accrual basis.

Foreign Taxes. The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, a portion of which may be recoverable. The Funds’ custodian applies for refunds on behalf of each Fund where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, will be declared and paid annually for Global Value Fund, Global Value Fund II – Currency Unhedged, and Value Fund and semi-annually for Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Funds may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Federal Income Taxes. Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

The Funds are not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Funds’ conclusions may be subject to future review based on changes in accounting standards or tax laws and regulations or the interpretation thereof. In addition, utilization of any capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes. Each of the Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Expenses. Expenses directly attributable to each Fund as a diversified series of the Company are charged to such Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation method.

3. Investment Advisory Fee, Other Related Party Transactions and Administration Fee

The Company, on behalf of each Fund, has entered into separate investment advisory agreements with the Investment Adviser (each, an “Advisory Agreement”). Under the Advisory Agreement with respect to Global Value Fund, Global Value Fund pays the Investment Adviser a fee at the annual rate of 1.25% on the Fund’s average daily net assets up to $10.3 billion, and 0.75% on the remaining amount, if any. Under the Advisory Agreements with respect to each of Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, each Fund pays the Investment Adviser a fee at the annual rate of 1.25% of the Fund’s average daily net assets. The fee is payable monthly, provided that each Fund makes interim payments as may be requested by the Investment Adviser of up to 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2019, the Investment Adviser earned $51,201,487, $3,117,279, $2,796,659 and $972,368 in fees, prior to any waivers and/or reimbursements, from Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

With respect to Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, the Investment Adviser has voluntarily agreed to waive a portion of each Fund’s investment advisory fees and/or reimburse a portion of each Fund’s expenses to the extent necessary to keep each Fund’s expense ratio in line with the expense ratio of Global Value Fund. (For purposes of this calculation, each Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded, and each Fund’s expense ratio is rounded to two decimal points.) For the six months ended September 30, 2019, the Investment Adviser waived and/or reimbursed $28,247 and $52,289 in fees from Value Fund and Worldwide

High Dividend Yield Value Fund, respectively. This arrangement will remain in place at least through July 31, 2020.

The Company pays the Investment Adviser for certain shareholder servicing and administration services provided to the Funds at an annual amount of $475,000, which is allocated pro-rata based on the relative average net assets of the Funds.

No officer, director or employee of the Investment Adviser, the Funds’ administrator, The Bank of New York Mellon (“BNY Mellon”) or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Independent Director $130,000 annually, in quarterly increments of $32,500, plus out-of-pocket expenses for their services as directors. The Lead Independent Director receives an additional annual fee of $26,000. These fees are allocated pro-rata based on the relative average net assets of the Funds.

The Company, on behalf of the Funds, has entered into an administration agreement (the “Administration Agreement”) with BNY Mellon, a subsidiary of The Bank of New York Mellon Corporation. Under the Administration Agreement, the Company pays BNY Mellon an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Fund’s net assets:

	Up to $1 Billion	Between $1 Billion and $5 Billion	Between $5 Billion and $10 Billion	Exceeding $10 Billion
Administration Fees	0.0300%	0.0180%	0.0100%	0.0090%
Accounting Fees	0.0075%	0.0060%	0.0050%	0.0040%

BNY Mellon, serves as the Funds’ custodian pursuant to a custody agreement. BNY Mellon Investment Servicing (US) Inc., a subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ transfer agent.

AMG Distributors, Inc., an affiliate of the Investment Adviser, serves as the distributor to the Funds. The Investment Adviser pays all distribution-related expenses. No distribution fees are paid by the Funds.

At September 30, 2019, excluding unaffiliated platforms that hold shares of the Funds via omnibus accounts, the Funds are aware of two shareholders who collectively owned 14.8% of Global Value Fund II – Currency Unhedged’s outstanding shares; three shareholders who collectively owned 26.4% of Value Fund’s outstanding shares; and two shareholders who collectively owned 14.5% of Worldwide High Dividend Yield Value Fund’s outstanding shares. Significant transactions by these shareholders could have an impact on each respective Fund.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

4. Securities Transactions

The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies,” as well as transactions that occurred in the securities of such issuers during the six months ended September 30, 2019:

Shares Held at 3/31/19	Name of Issuer†	Value at 3/31/19	Purchase Cost	Sales Proceeds	Value at 9/30/19	Shares Held at 9/30/19	Dividend Income 4/1/19 to 09/30/19	Net Realized Gain 4/1/19 to 9/30/19	Change in Net Unrealized Depreciation 4/1/19 to 9/30/19
68,178	Phoenix Mecano AG	$33,168,231	$—	$—	$26,665,416	68,178	$919,360	$—	$(6,502,815)
4,763,086	SOL SpA	60,542,038	—	—	55,354,531	4,763,086	930,187	—	(5,187,507)
		$93,710,269	$—	$—	$82,019,947		$1,849,547	$—	$(11,690,322)

†	Issuer countries: Switzerland and Italy, respectively.

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2019, are as follows:

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund
Purchases	$210,371,292	$37,600,980	$18,973,363	$3,010,280
Sales	$940,231,750	$21,392,543	$31,523,046	$25,250,439

5. Capital Stock

The Company is authorized to issue 2.0 billion shares of $0.0001 par value capital stock, of which 600,000,000, 600,000,000, 400,000,000 and 400,000,000 shares have been designated as shares of Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Prior to July 29, 2019, redemptions from the Global Value Fund, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund, including exchange redemptions, made less than 15 days after purchase were subject to a redemption fee equal to 2% of the redemption proceeds, which was retained by each Funds. Effective July 29, 2019, redemption fees are no longer charged. Changes in shares outstanding were as follows:

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

Global Value Fund	Shares	Amount	Shares	Amount
Sold	17,311,568	$474,088,365	46,824,791	$1,284,566,669
Reinvested	—	—	19,570,880	477,726,643
Redeemed	(43,994,506)	(1,205,095,539)	(95,475,242)	(2,613,226,967)
Redeemed in-kind[a]	—	—	(1,857,501)	(53,124,534)
Net Decrease	(26,682,938)	$(731,007,174)	(30,937,072)	$(904,058,189)

Global Value Fund II – Currency Unhedged	Shares	Amount	Shares	Amount
Sold	2,112,010	$32,460,210	11,395,614	$173,940,727
Reinvested	—	—	317,754	4,388,174
Redeemed	(1,486,089)	(22,875,470)	(3,674,742)	(55,972,341)
Net Increase	625,921	$9,584,740	8,038,626	$122,356,560

Value Fund	Shares	Amount	Shares	Amount
Sold	68,067	$1,348,180	488,586	$10,443,665
Reinvested	—	—	4,551,915	80,571,438
Redeemed	(1,028,474)	(20,214,991)	(4,953,319)	(112,120,118)
Net Increase (Decrease)	(960,407)	$(18,866,811)	87,182	$(21,105,015)

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

Worldwide High Dividend Yield Value Fund	Shares	Amount	Shares	Amount
Sold	186,519	$1,623,685	1,033,807	$9,571,380
Reinvested	241,875	2,123,661	4,061,071	32,103,018
Redeemed	(4,040,888)	(35,283,911)	(10,517,843)	(102,312,584)
Net Decrease	(3,612,494)	$(31,536,565)	(5,422,965)	$(60,638,186)

[a]

During the year ended March 31, 2019, one shareholder of the Fund was permitted to redeem shares in-kind. As a result, the Fund realized a net gain of $26,661,232 for financial reporting purposes, but not for tax purposes.

6. Income Tax Information

As of March 31, 2019, Global Value Fund II – Currency Unhedged had short-term capital loss carryforward of $6,157,470, which under current federal income tax rules may be available to reduce future net realized gains on investments in any future period to the extent permitted by the Code. Utilization of these capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes.

Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2019, Value Fund deferred to April 1, 2019 late year capital losses of $223,965.

As of September 30, 2019, the aggregate cost of securities in each Fund’s portfolio for federal tax purposes was as follows:

Global Value Fund	$5,036,970,311
Global Value Fund II – Currency Unhedged	$441,694,184
Value Fund	$250,859,749
Worldwide High Dividend Yield Value Fund	$101,506,691

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at September 30, 2019 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$2,981,269,200	$(297,556,138)	$2,683,713,062
Global Value Fund II – Currency Unhedged	96,165,545	(40,894,209)	55,271,336
Value Fund	193,752,782	(12,989,572)	180,763,210
Worldwide High Dividend Yield Value Fund	47,803,890	(2,120,522)	45,683,368

7. Foreign Securities

Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.

8. Derivative Instruments

During the six months ended September 30, 2019, Global Value Fund and Value Fund had derivative exposure to forward foreign currency exchange contracts. The primary underlying risk exposure for these derivatives is foreign currency risk. Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund had no exposure to derivatives. For open contracts at September 30, 2019, see the Portfolio of Investments.

The following summarizes the volume of the Global Value and Value Funds’ forward foreign currency exchange contract activity during the six months ended September 30, 2019:

	Global Value Fund	Value Fund
Average Notional Amount	$(4,537,769,325)	$(162,977,490)
Notional Amount at September 30, 2019	$(4,254,265,286)	$(166,916,114)

The following table presents the value of derivatives held as of September 30, 2019, by their respective location on the Statements of Assets and Liabilities:

Statement of Assets and Liabilities

Derivative	Assets Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized appreciation of forward exchange contracts	$185,827,410	$7,315,531

Derivative	Liabilities Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized depreciation of forward exchange contracts	$10,255,369	$357,705

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

The following table presents the effect of derivatives on the Statements of Operations for the six months ended September 30, 2019:

Statement of Operations

Derivative	Location	Global Value Fund	Value Fund
Forward exchange contracts	Net realized gain (loss) on forward exchange contracts	$126,670,308	$3,272,426

Derivative	Location	Global Value Fund	Value Fund
Forward exchange contracts	Net change in unrealized appreciation (depreciation) of forward exchange contracts	$59,310,801	$3,791,426

For financial reporting purposes, the Funds do not offset assets and liabilities across derivative types that are subject to master netting arrangements on the Statement of Assets and Liabilities.

The following table presents derivative assets net of amounts available for offset under a master netting agreement and any related collateral received by the Fund for forward currency contracts as of September 30, 2019:

Counterparty	Derivative Assets – Gross(a)	Derivatives Available for Offset	Collateral Received	Derivative Assets – Net(b)
Global Value Fund
BNY	$44,360,801	$2,227,240	$—	$42,133,561
JPM	34,131,690	1,921,522	7,620,000	24,590,168
NTC	47,046,158	2,528,734	—	44,517,424
SSB	60,288,761	3,577,873	7,702,880	49,008,008
Total	$185,827,410	$10,255,369	$15,322,880	$160,249,161

Value Fund
BNY	$1,602,464	$30,299	$—	$1,572,165
JPM	1,629,908	—	240,000	1,389,908
NTC	2,810,412	—	—	2,810,412
SSB	1,272,747	327,406	268,425	676,916
Total	$7,315,531	$357,705	$508,425	$6,449,401

The following table presents derivative liabilities net of amounts available for offset under a master netting agreement and any related collateral posted by the Fund for forward currency contracts as of September 30, 2019:

Counterparty	Derivative Liabilities – Gross(a)	Derivatives Available for Offset	Collateral Posted	Derivative Liabilities – Net(c)
Global Value Fund
BNY	$2,227,240	$2,227,240	$—	$—
JPM	1,921,522	1,921,522	—	—
NTC	2,528,734	2,528,734	—	—
SSB	3,577,873	3,577,873	—	—
Total	$10,255,369	$10,255,369	$—	$—

Counterparty	Derivative Liabilities – Gross(a)	Derivatives Available for Offset	Collateral Posted	Derivative Liabilities – Net(c)
Value Fund
BNY	$30,299	$30,299	$—	$—
JPM	—	—	—	—
NTC	—	—	—	—
SSB	327,406	327,406	—	—
Total	$357,705	$357,705	$—	$—

(a)	As presented in the Statement of Assets and Liabilities.
(b)	Net amount represents the net receivable due from counterparty in the event of default.
(c)	Net amount represents the net payable due to counterparty in the event of default.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

9. Indemnifications

Under the Company’s organizational documents, its directors and officers are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the course of business, the Company enters into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Investment Adviser believes the risk of loss under these arrangements to be remote.

10. New Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which is intended to improve the effectiveness of disclosures in the notes to financial statements through modification of disclosure requirements on fair value measurements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The amendments, which are reflected in the financial statements, had no effect on the Funds’ net assets or results of operations.

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

1. Investment in the Funds by Managing Directors and Employees of the Investment Adviser

As of September 30, 2019, the current and retired managing directors and their families, as well as employees of the Investment Adviser, have approximately $174.7 million, $6.5 million, $82.5 million and $8.7 million of their own money invested in Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

2. Portfolio Information

The Company files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Company’s Part F of Form N-PORT is available (1) on the SEC’s website at www.sec.gov; (2) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC; or (3) by calling the Fund at 800-432-4789. Information regarding the operation of the PRR may be obtained by calling 202-551-8090.

3. Proxy Voting Information

The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company’s Statement of Additional Information, which is available without charge and upon request by calling the Funds at 800-432-4789 or by visiting the Funds’ website at www.tweedy.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at www.sec.gov.

4. Advisory Agreement

Approval of the Renewal of the Investment Advisory Agreement for Each Fund

On May 21, 2019, the Board of Directors (the “Board”) of Tweedy, Browne Fund Inc. (the “Company”), including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreements (the “Advisory Agreements”) between Tweedy, Browne Company LLC (“Tweedy, Browne” or the “Adviser”) and the Company on behalf of the Tweedy, Browne Global Value Fund (the “Global Value Fund”), the Tweedy, Browne Value Fund (the “Value Fund”), the Tweedy, Browne Worldwide High Dividend Yield Value Fund (the “Worldwide High Dividend Yield Value Fund”) and the Tweedy, Browne Global Value Fund II – Currency Unhedged (the “Global Value Fund II”) (each a “Fund” and collectively, the “Funds”) for an additional one-year term. In considering whether to approve the continuation of the Advisory Agreements, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

A.	Information Received

In considering whether to approve the renewal of the Advisory Agreements, the Board took into account the written materials, oral presentations and other information received throughout the year and carefully reviewed the specific materials provided in advance of the meeting, which included a Memorandum from independent legal counsel regarding the duties and standards of review in connection with the consideration of the continuation of the Advisory Agreements; a narrative discussion prepared by Tweedy, Browne describing factors relevant to the 2019 contract renewal process; comparative information regarding the performance, fees and expense ratios of the Funds; information for several of Tweedy, Browne’s managed account performance composites; a sample report illustrating Tweedy, Browne’s extensive research process; fact sheets and performance histories for each of the Funds since inception; fee schedules; memoranda and related information from Tweedy, Browne concerning Tweedy, Browne’s brokerage practices and best execution policy; a description of key personnel of Tweedy, Browne; a profitability analysis of Tweedy, Browne; a Statement of Financial Condition for Tweedy, Browne; the Form ADV of Tweedy, Browne; and copies of the Advisory Agreements. The Board examined the detailed materials provided by Tweedy, Browne for its evaluation, and the Independent Directors were advised by Dechert LLP, their independent legal counsel, at the meeting and during periodic executive sessions throughout the year at which no representatives of management were present with respect to these and other relevant matters.

B.	Nature, Extent and Quality of the Services Provided Under the Advisory Agreements

Among the factors considered by the Board as part of its review, the Board considered the nature, extent and quality of the services provided by Tweedy, Browne to the Funds. In examining Tweedy, Browne’s management of the Funds’ portfolios, the Board reviewed the narrative discussion provided by Tweedy, Browne, which includes a description of Tweedy, Browne’s fees, performance, research process and investment approach.

The Board assessed the variety of services provided by Tweedy, Browne to the Funds, including: the experience, reputation and skills of Tweedy, Browne management and staff; the extensive shareholder communications provided by Tweedy, Browne; “behind the scenes” services, such as those provided by Tweedy, Browne’s order desk, which seeks best execution for transactions effected on behalf of the Funds; monitoring of the Funds’ service providers and the performance in certain instances of shadowing functions; implementing and monitoring, as appropriate, business continuity planning matters related to the Funds and their service providers; monitoring of information with respect to corporate reorganizations involving portfolio companies; preparing the Funds’ semi-annual and annual reports to

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

shareholders and the accompanying Adviser’s letters; monitoring of aspects of transfer agency services on a daily basis; assisting brokers, consultants, financial advisors, intermediaries and third-party administrators with questions or problems of an operational nature; developing and enforcing procedures to monitor trading activity in the Funds; monitoring the collection of redemption fees for the Global Value Fund, the Global Value Fund II and the High Dividend Yield Value Fund (for the periods during which these Funds had redemption fees in place); monitoring 13D-like filing requirements in 20 foreign jurisdictions; arranging for proxy voting of portfolio securities; qualifying the Funds as approved purchasers in certain foreign jurisdictions; where necessary, consulting with an outside accounting firm with respect to the proper treatment of corporate actions and accounting requirements; and actively monitoring and assessing valuation issues for the Funds. The Board noted the substantial personal investment by the members of the Adviser’s Investment Committee in the Funds, which may encourage an alignment of management’s interests with the interests of Fund shareholders. The Board also noted actions that have been or will be taken in the future by Tweedy, Browne to comply with various regulatory requirements, including consulting with outside accounting and law firms, as needed in this regard.

In addition, the Board noted that Tweedy, Browne provides a variety of administrative services not otherwise provided by the Funds’ third-party service providers, including: preparing Board reports; overseeing the preparation and submission of regulatory filings; overseeing and assisting in the annual audit of the Funds’ financial statements; maintaining the Funds’ website; assisting with the preparation and filing of the Funds’ tax returns; monitoring the registration of shares of the Funds under applicable federal and state securities laws; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds’ operating budgets; approving, auditing and processing the payment of the Funds’ bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; communicating with the Funds’ shareholders with market commentary; participating in ongoing training and monitoring of BNY Mellon’s shareholder services representatives; and generally assisting each Fund in the conduct of its business. The Board also noted that certain officers and employees of Tweedy, Browne devote substantial time and effort to shareholder servicing efforts.

The Board discussed with management various issues relating to Tweedy, Browne’s ability to continue to provide high quality advisory and administrative services to the Funds, including staffing, long-term planning and contingency planning at Tweedy, Browne. In particular, the Board noted that the members of Tweedy, Browne’s Management Committee (Will Browne, Tom Shrager, Bob Wyckoff and John Spears) have worked at Tweedy, Browne for between 28 and 45 years, and that Tweedy, Browne generally maintained a consistent management approach that was facilitated by the very low personnel turnover at the firm. The Board considered previous industry awards and nominations received by Tweedy, Browne. The Board discussed with management the efforts of Tweedy, Browne to establish and implement succession plans for management.

In considering Tweedy, Browne’s services in managing the Funds’ portfolios and overseeing all aspects of the Funds’ business, the Board concluded that Tweedy, Browne was providing essential services to the Funds and that Tweedy, Browne likely will continue to be in a position to do so for the long-term.

C.	Investment Performance

The Board carefully scrutinized each Fund’s performance, both in absolute terms and relative to the various benchmarks against which the Funds were compared. The Board weighed the performance each Fund achieved in light of each Fund’s investment objective, strategies and risks as disclosed to investors in the Company’s registration statement. With respect to the Global Value Fund, the Board considered the Adviser’s analysis that the Fund, notwithstanding certain periods of disappointing performance, had exhibited excellent absolute and relative performance and that the Fund’s annualized rate of return was 9.05% (net of all fees and expenses) from its inception through March 31, 2019, and had exceeded the returns of the MSCI EAFE Index (Hedged to U.S. $) and the MSCI EAFE Index (in U.S. $). The Board took into account that the Global Value Fund has a policy to seek to hedge its perceived non-U.S. currency exposure, to the extent practicable, back to the U.S. dollar, and thus considered the Fund’s total returns against the returns of its primary benchmark, the MSCI EAFE Index (Hedged to U.S. $), noting that the Fund outperformed that index as of March 31, 2019 for the 10-year, 15-year, 20-year and since inception periods. The Board also considered that the Global Value Fund had underperformed the MSCI EAFE Index (Hedged to U.S. $) for the 1-year, 3-year, and 5-year periods ended March 31, 2019. The Board also noted that the Global Value Fund had outperformed the index in 16 out of the last 25 calendar years. The Board considered Tweedy, Browne’s analysis that, over the long-term, the Global Value Fund had enjoyed favorable performance when compared to other funds in its peer group. In addition, the Board noted that for the past 3-year, 5-year and 10-year periods, the Global Value Fund has been categorized as “low risk” by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within its category with respect to lowest measured risk, and that the Fund has consistently maintained these low risk ratings.

The Board also observed that the Global Value Fund currently has a five star rating, up from a four star rating one year ago. The Board took into account the fact that the Global Value Fund closed to new investors in May 2005 and reopened in January 2008 when Tweedy, Browne believed

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that the economic landscape provided new investment opportunities and would offer attractive discounts from intrinsic value estimates. In 2012, the Global Value Fund won the Street’s “Best Funds 2012” award winner in the category of International Core Stock.

The Board reviewed the Value Fund’s performance, including the Fund’s relative and absolute performance since its inception through March 31, 2019. In particular, the Board considered that as of March 31, 2019, the Value Fund’s total returns outperformed a combined index of the S&P 500 Index and MSCI World Index (Hedged to U.S. $) for the 20-year period. The Board noted that the Value Fund had outperformed the MSCI World Index (Hedged to U.S. $) for the 20-year period and since its inception. The Board observed that the Fund had underperformed the MSCI World Index (Hedged to U.S. $) for the 1-year, 3-year, 5-year, 10-year and 15-year periods.

The Board took into consideration the Adviser’s analysis that the Value Fund has exhibited good performance over the long-term and has withstood periods of relative underperformance. The Board noted that the Value Fund was categorized as a World Stock Fund within the Morningstar universe, and it outperformed the Morningstar average of all World Stock Funds by 17.54% in calendar year 2008. The Board acknowledged that in 2009, the Value Fund returned 27.60%, while the World Stock Fund average category return was 35.27%, for a net outperformance of the Value Fund over the two-year period of 9.87%. The Board noted that from February 28, 2009 through March 31, 2019, the Fund returned 198% versus the 257% return of the MSCI World Index (Hedged to U.S. $).

The Board also noted that the Value Fund has been characterized as “low risk” for the last 3-year, 5-year and 10-year periods by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within Morningstar’s World Large Stock category in terms of low risk. The Board observed that the Fund has received a four star rating from Morningstar and took note that the Fund has performed well in down markets. The Board further noted that the Fund had closed to new investors in May 2005 and reopened to new investors in May 2007 following a change in the Fund’s investment strategy to permit holding more non-U.S. stocks, which afforded Tweedy, Browne greater flexibility in managing the Fund. Lastly, the Board noted that the Fund’s ability to hold up so well on a relative basis in 2008 qualified Tweedy, Browne for the “Manager of the Year” nomination by Morningstar.

The Board reviewed the performance of the High Dividend Yield Value Fund, taking into account that the Fund commenced operations on September 5, 2007. The Board observed that since the High Dividend Yield Value Fund’s inception date, on a cumulative basis, the Fund has gained 61.34% versus a gain of 72.09% for the Fund’s index, the MSCI World Index (in U.S. $). The Board noted that the

High Dividend Yield Value Fund had outperformed the MSCI World High Dividend Yield Index since the Fund’s inception. The Board then considered the long-term performance history of Tweedy, Browne’s Global High Dividend Strategy, which has been implemented by Tweedy, Browne since 1979 and on which the High Dividend Yield Value Fund’s investment strategy is based. Since its inception in 1979 through March 31, 2019, the Global High Dividend Strategy has compounded at an annualized rate of return of 11.70% (net of actual and hypothetical fees), which has outpaced the combined S&P 500/MSCI World Index on an annualized basis by 0.60%. The Board observed that Tweedy, Browne’s Global High Dividend Strategy has performed well in down market years, noting that the strategy had outperformed the S&P 500 in six out of seven down market years that have occurred since its inception. The Board noted that the Fund has a Morningstar risk score of “below average” for the past 3- and 5-year periods and “low” for the past 10-year period, and acknowledged the Adviser’s analysis of the Fund’s defensive characteristics.

The Board examined the performance of the Global Value Fund II, noting that the Fund commenced operations on October 26, 2009. The Board considered that the Global Value Fund II has performed well over the long-term on both an absolute and relative basis since its inception through March 31, 2019, gaining cumulative returns of 69.74% compared to 54.90% for the MSCI EAFE Index (in U.S. $) for the period. The Board then reviewed the Fund’s performance and compared it with the performance of the Global Value Fund, which is managed using the same philosophy and approach as the Global Value Fund II, and Tweedy, Browne’s unhedged international separate accounts, which provide substantive information about the ability and quality of Tweedy, Browne’s management team and justification for the management of another international fund without a currency hedge. The Board noted Tweedy, Browne’s analysis that while short term performance of the Global Value Fund II may vary considerably from that of the Global Value Fund due to currency fluctuations, portfolio holdings and other factors, the long-term performance of the Funds is expected to be similar.

In addition, the Board noted that the long-term performance of the Global Value Fund II should correlate to the performance of Tweedy, Browne’s unhedged international separate accounts (the “Unhedged International Equity Composite”). The Board considered that the Unhedged International Equity Composite has exhibited both good absolute and relative performance since inception on June 30, 1995. Tweedy, Browne’s Unhedged International Equity Composite’s annualized rate of return of 8.5% (after assumed fees and expenses) through March 31, 2019, significantly exceeded relevant indices in U.S. dollars. In contrast, the MSCI EAFE Index (in U.S. $) returned 4.9%. The Board noted that the unhedged international separate accounts

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participated strongly during positive market periods and that the Unhedged International Equity Composite’s relative results are significantly better for the down markets that occurred in 2000, 2001, 2002, 2008, 2011 and 2018. The Board acknowledged that Tweedy, Browne’s Unhedged International Equity Composite underperformed during the down market years of 2014 and 2015. The Board also considered that while the Global Value Fund II underperformed during the down market year of 2015, it had outperformed during the down market years of 2011, 2014 and 2018. Additionally, the Board acknowledged that Morningstar has given the Fund a four star rating.

D.	Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Funds. In so doing, the Board reviewed several sets of information, including comparative fee and expense data for comparable funds and the costs associated with Tweedy, Browne’s management of non-fund accounts. The Board noted that the Adviser has approximately 355 separate client relationships, including partnerships and offshore funds. The Board considered that the Adviser generally charges (i) 1.50% on the first $25 million, 1.25% on the next $50 million, 1.0% on the next $25 million and 0.75% thereafter annually based on the market value of equity assets for domestic separate account portfolios; (ii) 1.50% on the first $100 million and 0.75% thereafter annually based on the market value of equity assets for international and global separate account portfolios; and (iii) 1.25% on the first $25 million and 0.75% thereafter for separate accounts in Tweedy, Browne’s Global High Dividend Strategy. The Board also considered that the Adviser generally gives a 10% discount for eleemosynary accounts invested in any strategy. The Board noted that there is no charge on cash reserves. The Board further noted that there is a standard fee rate of 1.25% for offshore funds, including cash reserves. With respect to two notable account exceptions to the standard fee rates for which the Adviser charges a lower fee, the Board noted that the two accounts are distinguishable from the Funds by the difference in the level of services required to manage and administer the accounts, and that these efficiencies are not available in the management of the Funds. In addition to these efficiencies, the Board further noted that one of these two accounts employs an investment strategy that is distinguishable and significantly less demanding than that employed in the management of other separately managed accounts and the Funds.

The Board considered that Tweedy, Browne implemented a breakpoint into the fee schedule of the Global Value Fund effective October 2017, so that the Fund pays Tweedy, Browne a fee of 1.25% on the first $10.3 billion of assets under management and 0.75% thereafter, in order to help make the Fund more competitive in today’s market environment. The Board also considered that the Global Value Fund II, the Value Fund and the High Dividend Yield

Value Fund each pay Tweedy, Browne a fee of 1.25% of assets under management and that Tweedy, Browne implemented a voluntary fee waiver/expense reimbursement effective December 1, 2017, with respect to these Funds to the extent necessary to keep each Fund’s expense ratio in line with that of the Global Value Fund in order to make these Funds more competitive as they grow their assets. (Each Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded for purposes of this calculation.) The Board noted that this voluntary fee waiver/expense reimbursement will remain in place until at least July 31, 2020, and may not be terminated earlier than July 31, 2020 without the approval of the Board.

The Board noted Tweedy, Browne’s analysis that the 1.25% fee rate applicable to the Global Value Fund II, the Value Fund and the first $10.3 billion in assets of the Global Value Fund is 16.70% less than Tweedy, Browne’s standard fee rate of 1.50% for most domestic, global and international separate account portfolios, and equal to Tweedy, Browne’s standard fee rate of 1.25% applicable to the international and global private funds and offshore funds. The Board also observed that Tweedy, Browne’s 1.25% fee rate applicable to the High Dividend Yield Value Fund is equal to the fee rate charged to global high dividend private funds and offshore fund as well as to the fee rate charged to the first $25 million of invested equity in most global high dividend strategy managed accounts. The Board also noted that this rate was 8.70% higher than the weighted average fee on all of Tweedy, Browne’s global high dividend strategy separate accounts (other than eleemosynary accounts), assuming a 95% investment posture.

The Board noted the different services that Tweedy, Browne provides in exchange for fees from different kinds of clients. The Board observed that the Funds receive a variety of services from Tweedy, Browne that it does not provide to its separate account clients, such as providing personnel to act as officers or directors; providing support and preparing materials for periodic board meetings; providing shareholder support services; preparing public filings; monitoring daily cash flows, transactions and liquidity; managing dividends and distributions; overseeing third-party service providers and monitoring compliance with regulatory obligations. In addition to the differences in services, the Board noted that serving as an investment adviser to the Funds carried with it a significantly higher liability profile than serving as an investment adviser to separate account clients in light of the regulatory framework for registered mutual funds. The Board considered that the difference in fees charged to the Funds and Tweedy, Browne’s other clients with similar investment mandates may be attributable in part to the kind of services provided to the Funds.

The Board reviewed the narrative discussion provided by Tweedy, Browne that examined the Funds’ portfolio turnover rates and brokerage commission data. The Board considered

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that, as of February 28, 2019, the World Stock Fund Average1 had a 48.50% annual portfolio turnover rate and the Foreign Stock Fund Average2 had a 48% portfolio turnover rate. The Board noted that the Global Value Fund’s portfolio turnover rate was 6%, and the Value Fund’s portfolio turnover rate was 9% for the fiscal year ended March 31, 2019. The Board also noted that the High Dividend Yield Value Fund’s average annual portfolio turnover rate was 6%, and the Global Value Fund II’s average annual portfolio turnover rate was 2% for the fiscal year ended March 31, 2019.

Turning its attention to comparative fund fee information, the Board noted at the outset that although the Funds pay higher investment advisory fees than certain other peer funds, the Funds’ overall expense ratios were competitive with peer funds and represented a good deal for investors in light of the Funds’ performance and investor services. The Board noted that the Global Value Fund’s total expense ratio of 1.36% as of March 31, 2019, was 24 basis points higher than the average net expense ratio of the Foreign Stock Fund Average and 11 basis points higher than the average net expense ratio of the Fund’s perceived competitors.

The Board considered the comparative fee data regarding the Global Value Fund II and noted that the Fund’s net expense ratio was 1.35% (after waivers) as of March 31, 2019, which is 23 basis points higher than the average net expense ratio of the Foreign Stock Fund Average and 10 basis points higher than the average net expense ratio of the Fund’s perceived competitors, based on data from Morningstar. The Board observed that the Fund’s net expense ratio was 1 basis point lower than the previous year.

The Board examined the comparative fee data regarding the Value Fund and noted that the Value Fund’s net expense ratio was 1.36% (after waivers) as of March 31, 2019, was 19 basis points higher than the average expense ratio of the World Stock Fund Average and 14 basis points higher than the average net expense ratio for the Fund’s perceived competitors, based on data from Morningstar. The Board further noted that the total expense ratio for the Value Fund is now 22% lower than its inception expense ratio of 1.75%.

The Board considered comparative fee data regarding the High Dividend Yield Value Fund and noted that the net total expense ratio of the Fund as of March 31, 2019, was 1.36%,

which was 19 basis points higher than the average expense ratio of the World Stock Fund Average and 22 basis points higher than the average net expense ratio for the Fund’s perceived competitors, based on data from Morningstar.

The Board also engaged in a discussion with Tweedy, Browne regarding management’s overall pricing philosophy and business model as context for the Board’s consideration of the reasonableness of the Funds’ investment advisory fees.

E.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding Tweedy, Browne’s costs of providing services to the Funds, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne’s financial condition and reviewed the wide variety of services and intensive research performed for the Funds. The Board further noted that most of the Adviser’s employees work on Fund-related issues or projects on a regular basis. Pursuant to a Service Agreement approved annually by the Board, the Funds reimburse the Adviser for certain compliance, shareholder servicing and fund accounting services performed by three of these employees who are not officers or directors of the Company. The Board noted that the amount to be reimbursed, approximately $475,000 in 2019, is approved annually by the Board.

The Board considered materials regarding the profitability of Tweedy, Browne’s relationship with the Funds as a whole, and with each of the Funds separately. The Board examined the net profitability of Tweedy, Browne and its profit margins for each Fund for the fiscal year ended March 31, 2019. The Board noted that as of March 31, 2019, the total assets under management of Tweedy, Browne was approximately $15.6 billion, more than $9.6 billion of which represented the assets of the Funds.

The Board took into account Tweedy, Browne’s research process and, in particular, Tweedy, Browne’s research with regard to non-U.S. securities. The Board considered Tweedy, Browne’s investment discipline for the Global Value Fund, Value Fund and Global Value Fund II with respect to smaller and medium market capitalization issues and noted that the cost of research per dollar of assets under management for

[1]

Effective April 2017, Morningstar split the World Stock Fund category into two categories; the World Large Stock and the World Small/Mid Stock categories. The World Stock Fund Average is calculated by Tweedy, Browne based on data provided by Morningstar and reflects average returns or portfolio turnover rates of all mutual funds in the Morningstar World Large Stock and World Small/Mid Stock categories. Funds in these categories typically invest in stocks throughout the world while maintaining a percentage of their assets (normally 20% – 60%) invested in U.S. stocks. These funds may or may not be hedged to the U.S. dollar, which will affect reported returns. Further references to “World Stock Funds” are references to funds included in the World Stock Fund Average.

[2]

The Foreign Stock Fund Average is calculated by Tweedy, Browne based on data provided by Morningstar and reflects average returns or portfolio turnover rates of all mutual funds in the Morningstar Foreign Large-Value, Foreign Large-Blend, Foreign Large-Growth, Foreign Small/Mid-Value, Foreign Small/Mid-Blend, and Foreign Small/Mid-Growth categories. Funds in these categories typically invest in international stocks and have less than 20% of their assets invested in U.S. stocks. These funds may or may not be hedged to the U.S. dollar, which will affect reported returns. Throughout this discussion, references to “Foreign Stock Funds” are references to funds included in the Foreign Stock Fund Average.

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those Funds is likely higher than it would be for an investment adviser that invests in concentrated positions and/or only in larger market capitalization companies.

The Board considered whether economies of scale exist that may be shared with the Funds’ investors, given the Funds’ asset levels and expense structures. The Board recognized that economies of scale may be shared in a number of ways, including, for example, through lower initial advisory fees (i.e., pricing at scale since inception), the imposition of advisory fee breakpoints, fee reductions or waivers and the continued enhancement of advisory and administrative services of the investment adviser and specifically with respect to those services provided in return for fees paid. The Board acknowledged that Tweedy, Browne implemented a contractual breakpoint in the advisory fee schedule of the Global Value Fund and a voluntary fee waiver/expense reimbursement agreement effective through at least July 31, 2020, with respect to the Global Value Fund II, the Value Fund and the High Dividend Yield Value Fund. The Directors noted that breakpoint schedules can reverse when assets decline, leading to higher fees for fund shareholders when markets decline or assets leave a fund complex. The Board observed that the Global Value Fund’s assets were below the breakpoint and could fluctuate above or below the breakpoint depending on asset flows and investment performance. Additionally, the Board recognized Tweedy, Browne’s view that its investment discipline and extensive research process for broadly diversified groups of companies in approximately 21 different countries is likely not as conducive to economies of scale that would be potentially realizable in the management of other large pools of capital invested exclusively in large market capitalization stocks. With respect to the High Dividend Yield Value Fund, which generally has a higher proportion of large market capitalization holdings in its portfolio (because smaller capitalization companies usually do not pay above average dividends), the Board noted that Tweedy, Browne must still perform extensive research regarding companies that pay above-average dividends and that satisfy a different level of undervaluation than Tweedy, Browne requires for the other Funds. The Board considered that such research would therefore not be less intensive or less expensive than the research performed for the other three Funds. The Board also noted the continued enhancements made at the Adviser, including the Adviser’s approach to reinvesting in the important areas of the business that support the Funds, and the continued enhancements specifically to the services provided to the Funds. While the Board recognized that no changes to advisory fees or additional breakpoints were being proposed at this time, the Board noted that it would continue to evaluate whether the Funds’ asset levels and expense structures appropriately reflected economies of scale that could be shared with Fund investors.

After discussion, the Independent Directors concluded that Tweedy, Browne’s profitability from its relationship with the Funds is reasonable, fair and consistent with the anticipated results of an arm’s-length negotiation.

F.	Ancillary Benefits

Finally, the Board considered a variety of other benefits received by Tweedy, Browne as a result of its relationship with the Funds, including any benefits derived by Tweedy, Browne from soft dollar arrangements with broker-dealers. In particular, the Board considered materials concerning Tweedy, Browne’s brokerage and best execution policies. The Board also reviewed Tweedy, Browne’s policies and procedures prohibiting the use of brokerage commissions to finance the distribution of Fund shares.

G.	Conclusion

After taking into consideration a number of matters relating to Tweedy, Browne’s relationship with the Funds, the Independent Directors concluded that Tweedy, Browne was providing essential services and high quality personnel to the Funds and that Tweedy, Browne likely will continue to be in a position to do so for the long-term; the nature, extent and quality of the services provided by Tweedy, Browne have benefited and likely will continue to benefit the Funds and their shareholders; they were satisfied with each Fund’s performance and Tweedy, Browne’s performance record in managing the Funds warranted the continuation of the Advisory Agreements; and the advisory fee for each Fund and Tweedy, Browne’s profitability from its relationship with each Fund is reasonable. Accordingly, the Independent Directors unanimously recommended that the Board approve the continuation of the Advisory Agreements at the present contractual rates.

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Tweedy, Browne Fund INC.

One Station Place
Stamford, CT 06902

p: 1-800-432-4789
w: www.tweedy.com

TB-SA-0919

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

 Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date	November 26, 2019

By (Signature and Title)*	/s/ Roger R. de Bree
Roger R. de Bree, Treasurer (principal financial officer)

Date	November 26, 2019

* Print the name and title of each signing officer under his or her signature.